Management Fees Fee Waiver Or Reimbursement Over Assets [Member] Investment Objectives and Goals - AB Large Cap Value Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB Large Cap Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.